JOHN HANCOCK BOND TRUST
JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND
JOHN HANCOCK CAPITAL SERIES
JOHN HANCOCK COLLATERAL TRUST
JOHN HANCOCK CURRENT INTEREST
JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
JOHN HANCOCK FUNDS II
JOHN HANCOCK FUNDS III

JOHN HANCOCK INVESTORS TRUST
JOHN HANCOCK INVESTMENT TRUST
JOHN HANCOCK INVESTMENT TRUST II
JOHN HANCOCK INVESTMENT TRUST III
JOHN HANCOCK MUNICIPAL SECURITIES TRUST
JOHN HANCOCK SOVEREIGN BOND FUND
JOHN HANCOCK STRATEGIC SERIES
JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND
JOHN HANCOCK VARIABLE INSURANCE TRUST

Supplement dated June 23, 2017 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective June 15, 2017, Craig Bromley no longer serves as a non-independent Trustee of the investment companies listed above (each a “Trust”). Accordingly, all references to Mr. Bromley as a current non-independent Trustee are removed from the SAI.

In addition, Andrew G. Arnott, who will continue to serve as each Trust’s President, has been appointed as a non-independent Trustee effective June 20, 2017. Mr. Arnott’s Principal Occupation(s) and Other Directorships are as follows:

Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds , John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust (since 2015); President, John Hancock Exchange-Traded Fund Trust (since 2014).

Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds, John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

The section under the heading “Additional Information about the Trustees” is amended to include the following:

Andrew G. Arnott — Through his positions as Executive Vice President of John Hancock Financial Services; Director and Executive Vice President of the Advisor and an affiliated investment advisor, John Hancock Investment Management Services, LLC; President of the Distributor; and President of the John Hancock Fund Complex, Mr. Arnott has experience in the management of investments, registered investment companies, variable annuities and retirement products, enabling him to provide management input to the Board.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.